Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable as of June 30, 2026 and December 31, 2025 consist of the following:

	June 30, 2026	December 31, 2025
Note payable issued April 7, 2014 (in default)	$80,000	$80,000
Vehicle Note 1	45,226	-
Vehicle Note 2	73,585	-
Total	198,811	80,000
Less current portion	(108,169)	(80,000)
Long term portion	$90,642	$-

Schedule of Future Maturities of Long-Term Debt	As of June 30 2026, future maturities of long-term debt are as follows:
Year ending December 31, 2026	$95,078
2027	30,156
2028	30,156
2029	24,058
2030	15,491
2031	3,872
Total	$198,811

Schedule of Notes Payable

Notes payable as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Note payable issued April 7, 2014	$80,000	$80,000
Total	80,000	80,000
Less current portion	(80,000)	(80,000)
Long term portion	$—	$—